Statements Of Changes In Trust Capital		12 Months Ended
		Dec. 31, 2018 USD ($) $ / item shares	Dec. 31, 2017 USD ($) $ / item shares	Dec. 31, 2016 USD ($) shares
Trust capital, Beginning		$ 211,845,564	$ 223,164,728	$ 208,845,956
Subscriptions		7,363,758	15,943,648	27,650,352
Redemptions		(40,393,550)	(33,810,970)	(34,815,738)
Additional units allocated	[1]
Net income after profit share to Managing Owner		(4,335,659)	6,240,132	20,932,576
Managing Owner's profit share		(68,133)	(308,026)	(551,582)
Transfer Of New Profit Memo Account To Managing Owner
Trust capital, Ending		174,548,246	211,845,564	223,164,728
Series 1 Unitholders [Member]
Trust capital, Beginning		$ 169,927,843	$ 189,583,168	$ 180,146,458
Trust capital, units, Beginning | shares		139,480.782	158,499.560	164,988.926
Subscriptions			$ 4,394,400	$ 22,162,866
Subscriptions, units | shares			3,628.606	17,959.432
Redemptions		$ (34,246,955)	$ (27,950,225)	$ (29,744,512)
Redemptions, units | shares		(29,835.833)	(23,047.050)	(24,785.236)
Additional units allocated	[1]
Additional units allocated, units | shares	[1]	363.846	399.666	336.438
Net income after profit share to Managing Owner		$ (5,270,031)	$ 3,900,500	$ 17,018,356
Managing Owner's profit share
Managing Owner's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending		$ 130,410,857	$ 169,927,843	$ 189,583,168
Trust capital, units, Ending | shares		110,008.795	139,480.782	158,499.560
Net asset value per unit outstanding | $ / item		1,185.46	1,218.29
Series 2 Unitholders [Member]
Trust capital, Beginning			$ 10,350	$ 53,412
Trust capital, units, Beginning | shares			6.799	39.121
Subscriptions				$ 10,000
Subscriptions, units | shares				6.799
Redemptions			$ (10,756)	$ (57,537)
Redemptions, units | shares			(6.799)	(39.121)
Additional units allocated	[1]
Additional units allocated, units | shares	[1]
Net income after profit share to Managing Owner			$ 406	$ 4,475
Managing Owner's profit share
Managing Owner's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending				$ 10,350
Trust capital, units, Ending | shares				6.799
Series 3 Unitholders [Member]
Trust capital, Beginning		$ 31,616,309	$ 23,999,362	$ 19,275,026
Trust capital, units, Beginning | shares		19,430.096	15,531.699	13,929.871
Subscriptions		$ 5,771,850	$ 10,699,874	$ 4,987,067
Subscriptions, units | shares		3,681.151	6,736.037	3,290.144
Redemptions		$ (6,030,054)	$ (4,538,535)	$ (2,560,874)
Redemptions, units | shares		(3,859.926)	(2,837.640)	(1,688.316)
Additional units allocated	[1]
Additional units allocated, units | shares	[1]
Net income after profit share to Managing Owner		$ 484,718	$ 1,455,608	$ 2,298,143
Managing Owner's profit share
Managing Owner's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending		$ 31,842,823	$ 31,616,309	$ 23,999,362
Trust capital, units, Ending | shares		19,251.321	19,430.096	15,531.699
Net asset value per unit outstanding | $ / item		1,654.06	1,627.18
Series 4 Unitholders [Member]
Trust capital, Beginning		$ 6,558,797	$ 5,201,994	$ 4,002,335
Trust capital, units, Beginning | shares		3,286.212	2,828.734	2,541.689
Subscriptions		$ 708,729	$ 849,374	$ 490,419
Subscriptions, units | shares		358.793	458.863	287.045
Redemptions		$ (48,408)	$ (2,643)
Redemptions, units | shares		(25.861)	(1.385)
Additional units allocated	[1]
Additional units allocated, units | shares	[1]
Net income after profit share to Managing Owner		$ 266,847	$ 510,072	$ 709,240
Managing Owner's profit share
Managing Owner's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending		$ 7,485,965	$ 6,558,797	$ 5,201,994
Trust capital, units, Ending | shares		3,619.144	3,286.212	2,828.734
Net asset value per unit outstanding | $ / item		2,068.44	1,995.85
Series 5 Unitholders [Member]
Trust capital, Beginning
Trust capital, units, Beginning | shares		0.000
Subscriptions		$ 883,179
Subscriptions, units | shares		584.994
Redemptions
Additional units allocated	[1]
Net income after profit share to Managing Owner		46,702
Managing Owner's profit share
Transfer Of New Profit Memo Account To Managing Owner
Trust capital, Ending		$ 929,881
Trust capital, units, Ending | shares		584.994	0.000
Net asset value per unit outstanding | $ / item		1,589.56
New Profit Memo Account [Member]
Trust capital, Beginning
Trust capital, units, Beginning | shares
Subscriptions
Subscriptions, units | shares
Redemptions
Redemptions, units | shares
Additional units allocated	[1]
Additional units allocated, units | shares	[1]		0.818	1.004
Net income after profit share to Managing Owner			$ 786	$ 1,233
Managing Owner's profit share		$ (68,133)	$ (308,026)	$ (551,582)
Managing Owner's profit share, units | shares		57.474	253.478	462.177
Transfer Of New Profit Memo Account To Managing Owner		$ (68,133)	$ (308,812)	$ (552,815)
Transfer Of New Profit Memo Account To Managing Owner, units | shares		(57.474)	(254.296)	(463.181)
Trust capital, Ending
Trust capital, units, Ending | shares
Managing Owner [Member]
Trust capital, Beginning		$ 3,742,615	$ 4,369,854	$ 5,368,725
Trust capital, units, Beginning | shares		3,072.023	3,653.388	4,917.000
Subscriptions
Subscriptions, units | shares
Redemptions		$ (68,133)	$ (1,308,811)	$ (2,452,815)
Redemptions, units | shares		(57.474)	(1,075.119)	(2,051.664)
Additional units allocated	[1]
Additional units allocated, units | shares	[1]	199.888	239.458	324.871
Net income after profit share to Managing Owner		$ 136,105	$ 372,760	$ 901,129
Managing Owner's profit share
Managing Owner's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner		$ 68,133	$ 308,812	$ 552,815
Transfer Of New Profit Memo Account To Managing Owner, units | shares		57.474	254.296	463.181
Trust capital, Ending		$ 3,878,720	$ 3,742,615	$ 4,369,854
Trust capital, units, Ending | shares		3,271.911	3,072.023	3,653.388

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7.0% brokerage fee and the Managing